Note 33 - Financial Instruments and Risk Management - Exposure to Risk (Details) R in Thousands, $ in Thousands	Dec. 31, 2021 USD ($)	Dec. 31, 2021 ZAR (R)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 ZAR (R)
Currency risk [member]
Statement Line Items [Line Items]
Net monetary assets/(liabilities) exposed	$ 1,499	R 59	$ 2,442	R 59
Effect of possible strengthening or weakening	99	3	126	3
Currency risk [member] | Cash and cash equivalents [member]
Statement Line Items [Line Items]
Net monetary assets/(liabilities) exposed	259	59	1,959	59
Effect of possible strengthening or weakening	40	3	103	3
Currency risk [member] | Trade and other receivables [member]
Statement Line Items [Line Items]
Net monetary assets/(liabilities) exposed	2,293	0	249	0
Effect of possible strengthening or weakening	109	0	12	0
Currency risk [member] | Trade and other payables [member]
Statement Line Items [Line Items]
Net monetary assets/(liabilities) exposed	(166)	0	(174)	0
Effect of possible strengthening or weakening	(8)	0	(8)	0
Currency risk [member] | Overdrafts [member]
Statement Line Items [Line Items]
Effect of possible strengthening or weakening	(42)	0	0	0
Currency risk [member] | Term loan [member]
Statement Line Items [Line Items]
Net monetary assets/(liabilities) exposed	0	0	408	0
Effect of possible strengthening or weakening	0	0	19	0
Currency risk [member] | Overdraft [member]
Statement Line Items [Line Items]
Net monetary assets/(liabilities) exposed	(887)	R 0	0	R 0
Interest rate risk [member] | Cash and cash equivalents [member]
Statement Line Items [Line Items]
Net monetary assets/(liabilities) exposed	17,152		19,092
Interest rate risk [member] | Term loan facility [member]
Statement Line Items [Line Items]
Net monetary assets/(liabilities) exposed	0		(408)
Interest rate risk [member] | Overdrafts [member]
Statement Line Items [Line Items]
Net monetary assets/(liabilities) exposed	887		0
Interest rate risk , increase by 100 basis points [member] | Cash and cash equivalents [member]
Statement Line Items [Line Items]
Effect of possible strengthening or weakening	172		191
Interest rate risk , increase by 100 basis points [member] | Term loan [member]
Statement Line Items [Line Items]
Effect of possible strengthening or weakening	0		4
Interest rate risk , increase by 100 basis points [member] | Overdraft [member]
Statement Line Items [Line Items]
Effect of possible strengthening or weakening	9		0
Interest rate risk, decrease by 100 basis points [member] | Cash and cash equivalents [member]
Statement Line Items [Line Items]
Effect of possible strengthening or weakening	(172)		(191)
Interest rate risk, decrease by 100 basis points [member] | Term loan [member]
Statement Line Items [Line Items]
Effect of possible strengthening or weakening	0		(4)
Interest rate risk, decrease by 100 basis points [member] | Overdraft [member]
Statement Line Items [Line Items]
Effect of possible strengthening or weakening	$ (9)		$ 0